Research and Development Expenses and Advertising Costs - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Research And Development Expenses And Advertising Costs [Line Items]
Research and development expenses	¥ 233,752	¥ 249,295	¥ 269,192
Advertising costs	¥ 101,266	¥ 98,858	¥ 104,209